Debt - Schedule of Contractual Future Minimum Payments (Details) - PPP Loan 2 [Member] $ in Thousands	Sep. 30, 2025 USD ($)
Schedule of Contractual Future Minimum Payments [Line Items]
2025	$ 1,241
2026	145
Total	$ 1,386